STOCKHOLDERS' EQUITY (Details Narrative 2) (USD $)	6 Months Ended	12 Months Ended				0 Months Ended			12 Months Ended	0 Months Ended												6 Months Ended		6 Months Ended	0 Months Ended								0 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 29, 2011	Dec. 31, 2010	May 02, 2013 Chairman of the Board	May 02, 2013 Committee Chairs	May 02, 2013 Dr. Bernick, Director	Dec. 31, 2011 Dr. Bernick, Director	Feb. 27, 2012 Dr. Bernick, Director	May 10, 2013 Vesting annually over a 4 year period on anniversary of issuance	Mar. 29, 2013 Vesting annually over a 4 year period on anniversary of issuance	May 06, 2013 Vesting monthly over an 12 month period	Mar. 29, 2013 Vesting monthly over an 12 month period	Mar. 29, 2013 Vesting monthly over an 13 month period	Mar. 29, 2013 Vesting monthly over an 7 month period	Jun. 21, 2013 Stock Options	May 10, 2013 Stock Options	May 06, 2013 Stock Options	Mar. 29, 2013 Stock Options	Jun. 29, 2012 Stock Options	Jun. 30, 2013 Stock Options	Dec. 31, 2012 Stock Options	Jun. 30, 2013 Stock Options Robert Finizio, Chief Executive Officer	Apr. 16, 2012 Stock Options Dr. Bernick, Director	Jun. 21, 2013 Stock Options Vesting annually over a 3 year period on anniversary of issuance	Jun. 21, 2013 Stock Options Vesting monthly over an 18 month period	Jun. 21, 2013 Stock Options Vesting monthly over a 3 year period	Jun. 29, 2012 Stock Options Vesting annually over a 4 year period on anniversary of issuance	Jun. 29, 2012 Stock Options Vesting monthly over an 12 month period	Mar. 29, 2013 Stock Options Lower Range	Mar. 29, 2013 Stock Options Upper Range	Jun. 29, 2012 Stock Options Vesting annually over a 2 year period on anniversary of issuance	Jun. 29, 2012 Stock Options Vesting monthly fromDecember 31 2012	Apr. 16, 2012 Stock Options Committee Chairs	Apr. 16, 2012 Stock Options Dr. Bernick, Director	Jun. 30, 2013 2009 Long Term Incentive Compensation Plan	Dec. 31, 2012 2009 Long Term Incentive Compensation Plan	Jun. 30, 2013 2012 Stock Incentive Plan	Dec. 31, 2012 2012 Stock Incentive Plan
Stock Options:
Shares authorized under incentive plan				25,000,000																																	25,000,000	25,000,000	10,000,000	10,000,000
Shares issued under incentive plans																						14,655,793	13,733,488														12,934,725	11,508,488	1,625,000	2,225,000
Shares issued for exercise of options, shares	61,372	(1,931,788)							(92,057)													61,372
Shares issued for exercise of options, value	$ 6,251	$ 191,000							$ 17,250
Options Granted										300,000							632,500	100,000	96,068	180,109	250,000	1,583,677			150,000										75,000	350,000
Weighted Average Exercise Price of options																	$ 2.98	$ 2.71	$ 2.96		$ 2.80	$ 1.08	$ 1.16		$ 2.55						$ 1.70	$ 2.70			$ 2.55	$ 2.55
Term of options granted	10 years																10 years	10 years	10 years	10 years	10 years	9 years 10 months 24 days			10 years										10 years	10 years
Options vested in period											50,000	500	96,068	12,500	92,109	43,750		50,000		31,250	50,000					232,500	100,000	300,000	7,500	2,500			115,000	75,000
Stock Options Authorized to the Board of Directors and Key Executives	575,000					225,000	75,000	50,000
Options forfeited																						(600,000)		600,000
Unrecognized estimated stock compensation expense	$ 3,695,420	$ 4,391,000	$ 244,000		$ 206,000
Period for recognition of remaining unrecognized compensation expense	1 year 5 months 26 days	1 year 9 months 18 days	3 years 4 months